Intangible Assets - Summary of Reconciliation of Changes in Goodwill (Detail) - SGD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		$ 347,144,000	$ 362,448,000
Currency revaluation adjustments		(17,549,000)	(17,380,000)
Impairment of intangible assets		(5,463,000)	0	[1]	$ (8,000)	[1]
Impairment of Goodwill		(4,184,000)	0
Acquisition of a subsidiary	[2]	0	2,076,000
Goodwill		$ 325,411,000	$ 347,144,000		$ 362,448,000

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).
[2]	Certain amounts in the prior year have been re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022.